Label	Element	Value
Invesco Municipal Strategic Income ETF | Invesco Municipal Strategic Income ETF
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Invesco Municipal Strategic Income ETF
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock
2.)	Principal Investment Strategies Change. The Fund’s Prospectuses and SAI are revised as follows:

i.	The following replaces the first sentence of the first paragraph under the “Principal Investment Strategies” section of the Summary Prospectus, the “Summary Information – Principal Investment Strategies” section of the Statutory Prospectus and the “Additional Information About the Fund’s Strategies and Risks – Principal Investment Strategies” section of the Statutory Prospectus:

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in high-yield investments the income from which is exempt from federal income taxes (municipal securities) and in derivatives and other instruments that have economic characteristics similar to such securities.

ii.	The following replaces the first sentence of the third paragraph under the “Principal Investment Strategies” section of the Summary Prospectus, the “Summary Information – Principal Investment Strategies” section of the Statutory Prospectus and the “Additional Information About the Fund’s Strategies and Risks – Principal Investment Strategies” section of the Statutory Prospectus:

The Fund will invest at least 80% of its total assets in low-to medium-quality municipal securities, which Invesco Advisers, Inc. (the “Sub-Adviser”) defines as “high yield municipal bonds” and are (i) rated BBB or lower by S&P Global Ratings (S&P), Baa or lower by Moody’s Investors Services, Inc. (Moody’s), or an equivalent rating by another nationally recognized statistical organization (“NRSRO”), or (ii) unrated securities determined by the Sub-Adviser to be of comparable quality, each at the time of purchase.

iii.	The following replaces the fourth paragraph under the “Principal Investment Strategies” of the Summary Prospectus, the “Summary Information – Principal Investment Strategies” section of the Statutory Prospectus and the “Additional Information About the Fund’s Strategies and Risks – Principal Investment Strategies” section of the Statutory Prospectus:

At times, the market conditions in the municipal securities markets may be such that the Adviser may invest in higher-grade issues, particularly when the difference in returns between quality classifications is very narrow or when the Adviser expects interest rates to increase. Higher-grade securities are securities that are rated higher than medium- or lower-grade securities by Moody’s, S&P, or Fitch, or considered by the Adviser to be of comparable quality, including municipal securities rated A-, SP-1 or higher by S&P or rated A3, MIG2, VMIG2 or higher by Moody’s and tax-exempt commercial paper rated A-3 or higher by S&P or rated P-3 or higher by Moody’s or unrated securities determined by the Adviser to be of comparable quality.

iv.	The following replaces the last sentence of the sixth paragraph under the “Principal Investment Strategies” section of the Summary Prospectus, the “Summary Information – Principal Investment Strategies” section of the Statutory Prospectus and the “Additional Information About the Fund’s Strategies and Risks – Principal Investment Strategies” section of the Statutory Prospectus:

The Fund’s investments in inverse floating rate municipal obligations are included for purposes of the 80% exempt income policy described above.

v.	The following replaces the fifth bullet in the list of non-fundamental 80% investment policies in the “INVESTMENT RESTRICTIONS” section of the Fund’s SAI:

●	Invesco Rochester High Yield Municipal ETF has adopted a policy to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in high yield investments the income from which is exempt from federal income tax (municipal securities) and in derivatives and other instruments that have economic characteristics similar to such securities.

Investors should retain this supplement for future reference.